Borrowings - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 JPY (¥) item loan	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	¥ 908,840	¥ 910,661
Debt instrument principal amount	913,486
Valuation discount	¥ 4,646
Number of loan agreements containing financial covenants | loan	0
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	12
Long-term debt	¥ 314,700
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage	100.00%		48.05%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	4
Long-term debt	¥ 99,706
Number of banks | item	2
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage	38.61%
Common stock | Kazuyoshi Takahashi
Debt Instrument [Line Items]
Ownership percentage	26.00%